Finance Items	12 Months Ended
Mar. 31, 2025
Finance Items [Abstract]
FINANCE ITEMS
7.FINANCE ITEMS
Finance items consist of:

	Years Ended March 31,
Finance income	2025	2024
Interest income	$8,518	$6,247

	Years Ended March 31,
Finance costs	2025	2024
Interest on lease obligation	$126	$22
Interest on convertible notes	4,707	—
Issuance costs of convertible notes allocated to derivative liabilities	1,741	—
Accretion of environmental rehabilitation liabilities	139	191
	$6,713	$213